Commitments and Contingencies - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended			0 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Feb. 12, 2014
Commitments And Contingencies [Line Items]
Non-cancelable operating leases expiration	June 2017 and June 2018		June 2017 and June 2018
Lease amendment date			Apr. 25, 2014
Lease expiration date			2017-06
Lease expiration extension date			2018-06
Rental expense	$ 195	$ 111	$ 649	$ 448	$ 436
Incept [Member] | Common Stock [Member]
Commitments And Contingencies [Line Items]
Common stock, shares issued						189,393